COMBINED FINANCIAL STATEMENT DETAILS - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 839,796	$ 884,975	$ 757,202	$ 521,416
Restricted cash included in other current assets	527	1,441	2,737	204
Restricted cash included in other assets	409	420	0	10,548
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$ 840,732	$ 886,836	$ 759,939	$ 532,168